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Report of Independent Certified Public Accountants

June 16 2015

Owners and Management of
Global Lending Services LLC
1200 Brookfield Blvd. Suite 300
Greenville, SC 29607

Deutsche Bank Securities Inc.
60 Wall Street, 3rd Floor
New York, NY 10005

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the owners and management of Global Lending Services LLC hereto (the “Issuer” or the “Company”), solely to assist the Issuers in the proposed offering of GLS Auto Receivables Trust 2015-1. The Issuer’s management is responsible for the completeness, accuracy, and reliability of the information disclosed in the Initial Data File (as defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Board of Directors and management of the Issuer. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed the procedures enumerated below and noted exceptions on the items listed below.  The procedures we performed were as follows:

On May 20, 2015 Deutsche Bank Securities Inc. (“Deutsche Bank”), on behalf of the Company, provided us with computer readable data files (collectively, the “Initial Data File”) containing certain characteristics of the vehicle loans (the “Loans”).  We performed the procedures indicated below on a sample of Loans.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

●
the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. Such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

●
the phrase “recomputed” means we validated the number through mathematical calculation using the applicable information in the Initial Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted.  Such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

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●
the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, the customer contract, Fiserv servicing system and a credit information file provided by the company.

Initial Data File Review Procedures:

The Issuer and Deutsche Bank (together, the “Specified Parties”) instructed us to select 200 Loans for purposes of the Initial Data Review Procedures. The Sample Loans are listed on Appendix A. For each of the selected loans (the “Sample Loans”), Grant Thornton LLP performed comparisons and recomputations from the Initial Data File, for certain loan and vehicle characteristics, to information from the Source Documents.

The procedures we performed on the Sample Loans are listed below.

	Characteristic	Descriptions per the Initial Data File
1	Vehicle Identification Number (“VIN”)	VIN*
2	Loan Number	AcctID
3	Borrower State	ObligorState
4	FICO	FICO
5	Original amount financed	OrigPrinBal
6	APR	APR
7	Number of total principal + interest payments	ScheduledPmts
8	Payment frequency	PmtFrequency
9	Scheduled amount of principal + interest in each payment	ScheduledPmtAmt
10	First scheduled principal + interest payment date	FirstPmtDate
11	Scheduled Contract Maturity Date	Current Maturity Date*
12	Origination date	Contract Date
13	Original term to maturity (months)	Term in Months
14	Origination dealer state	Dealer State*
15	Vehicle year	Vehicle Year
16	Vehicle make	Vehicle Make
17	Vehicle model	Vehicle Model
18	Vehicle mileage	Original Mileage
19	Down payment	TotalDownPmt

*These fields were provided in a supplemental file to the Initial Data File.

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We compared Characteristics 1 through 19 (as set forth in the Initial Data File) to the corresponding information set forth in the provided Source Documents. Characteristic 18, Vehicle mileage, was considered in agreement if the difference was within 2,000 miles.  We noted the following unresolved discrepancies between the Initial Data File and the Source Documents:

Loan Number	Characteristic	Per Initial Data File	Per Source Document	Difference
1000000612	Down payment	$2,500	$1,500	$-1,000
1000013495	Down payment	$1,000	$1,500	$500
1000013858	Down payment	$660	$2,000	$1,340
1000016010	Down payment	$3,000	$5,000	$2,000
1000016837	Down payment	$2,500	$2,100	$(400)
1000014929	First scheduled principal + interest payment date	8/29/2014	8/26/2014	3 days
2000001675	Vehicle mileage	0	17,816	17,816 Miles
2000001708	Vehicle mileage	0	99,383	99,383 Miles
2000003636	Vehicle mileage	87,235	57,235	-30,000 Miles
2000004542	Vehicle mileage	30,758	33,322	-2,564 Miles

We were not engaged to and did not conduct an examination or a review of the Initial Date File, the objective of which is the expression of opinion or limited assurance on the financial information or a part thereof. Accordingly, we do not express such an opinion or limited assurance.

Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Board of Directors and management of the Issuer and Deutsche Bank and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Grant Thornton LLP
Grant Thornton
June 16, 2015

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Appendix A

Sample #	AcctID	Sample #	AcctID	Sample #	AcctID	Sample #	AcctID
1	272042044	51	2000006170	101	2000003834	151	1000013042
2	2000003840	52	2000001555	102	1000015443	152	1000013122
3	2000003852	53	2000001675	103	1000015487	153	1000013141
4	2000003896	54	2000001706	104	1000015569	154	1000013161
5	2000003956	55	2000001708	105	1000015606	155	1000013186
6	2000004009	56	2000001723	106	1000015659	156	1000013393
7	2000004053	57	2000001820	107	1000015724	157	1000013422
8	2000004126	58	2000001829	108	1000015769	158	1000013495
9	2000004184	59	2000001996	109	1000015876	159	1000013534
10	2000004188	60	2000002083	110	1000015904	160	1000013591
11	2000004264	61	2000002126	111	1000015942	161	1000013730
12	2000004270	62	2000002259	112	1000015963	162	1000013792
13	2000004289	63	2000002303	113	1000015995	163	1000013828
14	2000004298	64	2000002354	114	1000016010	164	1000013858
15	2000004305	65	2000002447	115	1000016077	165	1000013874
16	2000004320	66	2000002471	116	1000016104	166	1000013878
17	2000004324	67	2000002481	117	1000016271	167	1000013881
18	2000004367	68	2000002533	118	1000016282	168	1000013888
19	2000004407	69	2000002745	119	1000016345	169	1000013992
20	2000004440	70	2000002749	120	1000016503	170	1000014035
21	2000004521	71	2000002779	121	1000016506	171	1000014042
22	2000004542	72	2000002811	122	1000016508	172	1000014085
23	2000004616	73	2000002813	123	1000016513	173	1000014119
24	2000004696	74	2000002905	124	1000016526	174	1000014145
25	2000004727	75	2000002923	125	1000016538	175	1000014164
26	2000004829	76	2000002925	126	1000016544	176	1000014309
27	2000004846	77	2000002929	127	1000016618	177	1000014337
28	2000004925	78	2000002939	128	1000016837	178	1000014355
29	2000004988	79	2000002998	129	1000016841	179	1000014361
30	2000005113	80	2000003064	130	1000016845	180	1000014364
31	2000005173	81	2000003066	131	1000016906	181	1000014365
32	2000005261	82	2000003215	132	1000000505	182	1000014404
33	2000005272	83	2000003430	133	1000000612	183	1000014503
34	2000005360	84	2000003461	134	1000002176	184	1000014507
35	2000005378	85	2000003469	135	1000002368	185	1000014561
36	2000005511	86	2000003488	136	1000003210	186	1000014643
37	2000005528	87	2000003495	137	1000006390	187	1000014646
38	2000005571	88	2000003499	138	1000007780	188	1000014725
39	2000005604	89	2000003544	139	1000008141	189	1000014775
40	2000005651	90	2000003582	140	1000012608	190	1000014849
41	2000005657	91	2000003587	141	1000012612	191	1000014912
42	2000005688	92	2000003636	142	1000012646	192	1000014923
43	2000005733	93	2000003687	143	1000012717	193	1000014929
44	2000005780	94	2000003745	144	1000012742	194	1000014941
45	2000005845	95	2000003755	145	1000012841	195	1000015042
46	2000005872	96	2000003758	146	1000012849	196	1000015342
47	2000005902	97	2000003768	147	1000012900	197	1000015350
48	2000005946	98	2000003811	148	1000012911	198	1000015359
49	2000006095	99	2000003813	149	1000012912	199	1000015427
50	2000006159	100	2000003831	150	1000012933	200	1000015440